SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.9%
Electronic Arts, Inc.(A)	129	$16,799

Interactive Media & Services – 1.3%
Twitter, Inc.(A)	173	7,704

Total Communication Services - 4.2%		24,503

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.0%
Canada Goose Holdings, Inc.(A)(B)	130	4,171
lululemon athletica, Inc.(A)	23	7,526

		11,697

Auto Parts & Equipment – 1.7%
BorgWarner, Inc.	247	9,564

Department Stores – 0.5%
Nordstrom, Inc.(B)	227	2,707

General Merchandise Stores – 1.7%
Dollar Tree, Inc.(A)	74	6,789
Ollie’s Bargain Outlet Holdings, Inc.(A)	37	3,189

		9,978

Restaurants – 3.6%
Chipotle Mexican Grill, Inc., Class A(A)	17	20,881

Specialty Stores – 1.7%
Ulta Beauty, Inc.(A)	45	9,969

Total Consumer Discretionary - 11.2%		64,796

Consumer Staples
Packaged Foods & Meats – 1.3%
Hershey Foods Corp.	54	7,784

Total Consumer Staples - 1.3%		7,784

Financials
Financial Exchanges & Data – 2.9%
MarketAxess Holdings, Inc.	34	16,460

Regional Banks – 3.0%
First Republic Bank	85	9,300
SVB Financial Group(A)	34	8,272

		17,572

Total Financials - 5.9%		34,032

Health Care
Biotechnology – 3.3%
Genmab A.S. ADR(A)	191	6,975
Seattle Genetics, Inc.(A)	61	12,019

		18,994

Health Care Equipment – 11.4%
Abiomed, Inc.(A)	39	10,806
DexCom, Inc.(A)	39	15,952
Edwards Lifesciences Corp.(A)	127	10,176
Envista Holdings Corp.(A)	191	4,716
Glaukos Corp.(A)	89	4,398
Intuitive Surgical, Inc.(A)	14	10,043
Masimo Corp.(A)	24	5,769
Tandem Diabetes Care, Inc.(A)	34	3,895

		65,755

Health Care Services – 2.9%
Laboratory Corp. of America Holdings(A)	46	8,727
Teladoc Health, Inc.(A)(B)	36	7,955

		16,682

Health Care Supplies – 1.7%
Align Technology, Inc.(A)	11	3,669
National Vision Holdings, Inc.(A)	171	6,542

		10,211

Health Care Technology – 1.8%
Cerner Corp.	143	10,368

Life Sciences Tools & Services – 2.9%
10x Genomics, Inc., Class A(A)	27	3,380
Agilent Technologies, Inc.	76	7,642
TECHNE Corp.	23	5,711

		16,733

Total Health Care - 24.0%		138,743

Industrials
Building Products – 4.6%
A. O. Smith Corp.	189	9,959
Trane Technologies plc	54	6,490
Trex Co., Inc.(A)	144	10,330

		26,779

Industrial Machinery – 3.4%
IDEX Corp.	54	9,776
Middleby Corp.(A)	110	9,876

		19,652

Research & Consulting Services – 5.8%
CoStar Group, Inc.(A)	25	20,974
TransUnion	150	12,641

		33,615

Trading Companies & Distributors – 2.5%
Fastenal Co.	317	14,283

Total Industrials - 16.3%		94,329

Information Technology
Application Software – 8.1%
DocuSign, Inc.(A)	78	16,879
Guidewire Software, Inc.(A)	98	10,237
Paycom Software, Inc.(A)	13	4,133
Tyler Technologies, Inc.(A)	26	9,101
Zendesk, Inc.(A)	62	6,369

		46,719

Communications Equipment – 1.3%
Arista Networks, Inc.(A)	38	7,853

Data Processing & Outsourced Services – 1.5%
Square, Inc., Class A(A)	54	8,745

Electronic Components – 2.3%
II-VI, Inc.(A)	155	6,268
Maxim Integrated Products, Inc.	105	7,113

		13,381

Electronic Equipment & Instruments – 2.9%
Coherent, Inc.(A)	15	1,662
Keysight Technologies, Inc.(A)	115	11,400
Novanta, Inc.(A)	33	3,502

		16,564

Internet Services & Infrastructure – 2.7%
Twilio, Inc., Class A(A)	62	15,384

Semiconductor Equipment – 3.0%
Brooks Automation, Inc.	82	3,784
Teradyne, Inc.	168	13,362

		17,146

Semiconductors – 8.4%
Advanced Micro Devices, Inc.(A)	129	10,581
Marvell Technology Group Ltd.	151	5,991
Microchip Technology, Inc.	100	10,291
Monolithic Power Systems, Inc.	52	14,549
Universal Display Corp.	42	7,501

		48,913

Systems Software – 2.2%
CrowdStrike Holdings, Inc., Class A(A)	49	6,790
Palo Alto Networks, Inc.(A)	24	5,852

		12,642

Total Information Technology - 32.4%		187,347

Materials
Fertilizers & Agricultural Chemicals – 1.5%
Scotts Miracle-Gro Co. (The)	57	8,685

Specialty Chemicals – 1.6%
RPM International, Inc.	108	8,956

Total Materials - 3.1%		17,641

TOTAL COMMON STOCKS – 98.4%		$569,175

(Cost: $372,425)

SHORT-TERM SECURITIES

Money Market Funds(D) – 2.7%
Dreyfus Institutional Preferred Government Money Market Fund-Institutional Shares,
0.040%(C)	9,197	9,197
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	6,265	6,265

		15,462

TOTAL SHORT-TERM SECURITIES – 2.7%		$15,462

(Cost: $15,462)

TOTAL INVESTMENT SECURITIES – 101.1%		$584,637

(Cost: $387,887)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(6,345)

NET ASSETS – 100.0%		$578,292

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $8,987 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at September 30, 2020.

The following written options were outstanding at September 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Coherent, Inc.	N/A	Call	80	8	October 2020	$110.00	$11	$(17)
Twilio, Inc., Class A	N/A	Call	318	32	October 2020	270.00	459	(18)

							$470	$(35)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$569,175	$—	$—
Short-Term Securities	15,462	—	—

Total	$584,637	$—	$—

Liabilities
Written Options	$18	$17	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:
Cost	$387,887

Gross unrealized appreciation	211,282
Gross unrealized depreciation	(14,532)

Net unrealized appreciation	$196,750